SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                        RULE 23C-2 NOTICE OF INTENTION
                             TO REDEEM SECURITIES

                                      OF

            THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC
                             One Corporate Center
                           Rye, New York 10580-1434
                                (914) 921-5100

                                   under the

                        Investment Company Act of 1940

                   Investment Company Act File No. 811-05715

                                 ____________

(1) Title of the class of securities of The Gabelli Convertible and Income Securities Fund Inc. (the "Fund") to be redeemed:

         8% Cumulative Preferred Stock, par value of $0.001 per share, liquidation preference of $25 per share ("Preferred Stock").

(2)      The date on which the securities are to be called or redeemed:

         November 12, 2002.

(3) The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

         The shares of Preferred Stock are to be redeemed pursuant to Article II, paragraphs 3(b) and 3(c) of the Fund's Articles Supplementary creating and fixing the rights of the Preferred Stock, filed with the Securities and Exchange Commission on May 9, 1997 as Exhibit A(2) to the Fund's Registration Statement on Form N-2.

(4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

         The Fund intends to redeem 50% (600,000 shares) of the outstanding shares of Preferred Stock. The redemption will be made pro-rata subject to rounding to the nearest whole share, based on the number of shares of Preferred Stock held by each holder on the redemption date.


                                   SIGNATURE

         Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, duly authorized in the State of Maryland on this 11th day of October 2002.

                                     THE GABELLI CONVERTIBLE AND
                                     INCOME SECURITIES FUND INC.


                                     By:  /s/  Bruce N. Alpert
                                     Name:  Bruce N. Alpert
                                     Title: Vice President and Treasurer